LEGAL CONTINGENCIES	12 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
LEGAL CONTINGENCIES

(20) LEGAL CONTINGENCIES

Various legal claims arise from time to time within the normal course of business which, in the opinion of management, are not expected to have a material effect on the Company’s consolidated financial statements.